Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financial Assets At Amortized Cost Securities Purchased Under Agreements To Resell	R$ 17,063,099	R$ 22,057,137
Securities	248,464,341	203,701,541
Public Securities	102,576,751	93,717,169
Private securities	145,887,590	109,984,372
Derivative financial assets	40,920,581	46,199,796
Financial Assets At Amortized Cost Securities Trading And Intermediation	6,299,483	6,499,097
Trade receivables	1,366,424	778,943
Financial Assets At Amortized Cost Loan Operations	34,142,085	29,228,463
Other financial assets	16,912,992	13,232,997
Off-balance exposures	8,016,517	7,873,551
Financial Assets Including Off Balance Sheet Amounts	R$ 373,185,522	R$ 329,571,525